Fair Value of Financial Assets and Liabilities (Details) - Schedule of assets and liabilities on recurrent basis - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Assets	$ 17,006,035	$ 12,809,765
Liabilities
Liabilities	9,642,865	8,385,368
Level 1 [Member]
Assets
Assets	7,277,531	4,262,625
Liabilities
Liabilities
Level 2 [Member]
Assets
Assets	9,651,046	8,465,462
Liabilities
Liabilities	9,640,105	8,382,418
Level 3 [Member]
Assets
Assets	77,458	81,678
Liabilities
Liabilities	2,760	2,950	$ 795
Derivatives [Member]
Liabilities
Liabilities	9,018,660	7,390,654
Derivatives [Member] | Level 1 [Member]
Liabilities
Liabilities
Derivatives [Member] | Level 2 [Member]
Liabilities
Liabilities	9,015,900	7,387,704
Derivatives [Member] | Level 3 [Member]
Liabilities
Liabilities	2,760	2,950
Guarantees received (margin accounts) [Member]
Liabilities
Liabilities	624,205	994,714
Guarantees received (margin accounts) [Member] | Level 1 [Member]
Liabilities
Liabilities
Guarantees received (margin accounts) [Member] | Level 2 [Member]
Liabilities
Liabilities	624,205	994,714
Guarantees received (margin accounts) [Member] | Level 3 [Member]
Liabilities
Liabilities
Financial Assets Held For Trading [Member]
Assets
Assets	133,718	270,204
Financial Assets Held For Trading [Member] | Level 1 [Member]
Assets
Assets	132,246	270,204
Financial Assets Held For Trading [Member] | Level 2 [Member]
Assets
Assets	1,472
Financial Assets Held For Trading [Member] | Level 3 [Member]
Assets
Assets
Loans and accounts receivable at FVOCI, net [Member]
Assets
Assets	69,331	66,065
Loans and accounts receivable at FVOCI, net [Member] | Level 1 [Member]
Assets
Assets
Loans and accounts receivable at FVOCI, net [Member] | Level 2 [Member]
Assets
Assets
Loans and accounts receivable at FVOCI, net [Member] | Level 3 [Member]
Assets
Assets	69,331	66,065
Debt Instruments At FVOCI [Member]
Assets
Assets	7,162,542	4,010,272
Debt Instruments At FVOCI [Member] | Level 1 [Member]
Assets
Assets	7,145,285	3,992,421
Debt Instruments At FVOCI [Member] | Level 2 [Member]
Assets
Assets	16,731	17,146
Debt Instruments At FVOCI [Member] | Level 3 [Member]
Assets
Assets	526	705
Derivatives [Member]
Assets
Assets	9,032,085	8,148,608
Derivatives [Member] | Level 1 [Member]
Assets
Assets
Derivatives [Member] | Level 2 [Member]
Assets
Assets	9,024,484	8,133,700
Derivatives [Member] | Level 3 [Member]
Assets
Assets	7,601	14,908
Guarantees received (margin accounts) [Member]
Assets
Assets	608,359	314,616
Guarantees received (margin accounts) [Member] | Level 1 [Member]
Assets
Assets
Guarantees received (margin accounts) [Member] | Level 2 [Member]
Assets
Assets	608,359	314,616
Guarantees received (margin accounts) [Member] | Level 3 [Member]
Assets
Assets